INVESCO Diversified Funds, Inc.
                             (November 30, 1995)

                         INVESCO Dynamics Fund, Inc.
                             (September 1, 1996)

                   INVESCO Emerging Opportunity Funds, Inc.
                              (October 1, 1996)

                          INVESCO Growth Fund, Inc.
                             (December 29, 1995)

                          INVESCO Income Funds, Inc.
                             (December 29, 1995)

                     INVESCO Industrial Income Fund, Inc.
                              (November 1, 1996)

                       INVESCO International Fund, Inc.
                             (February 29, 1996)

                       INVESCO Money Market Funds, Inc.
                              (October 1, 1996)

                      INVESCO Multiple Asset Funds, Inc.
                             (November 30, 1995)

                        INVESCO Specialty Funds, Inc.
                     INVESCO Worldwide Capital Goods Fund
                    INVESCO Worldwide Communications Fund
                     INVESCO European Small Company Fund
                      INVESCO Latin American Growth Fund
                             (September 11, 1995)
                          INVESCO Asian Growth Fund
                               (March 1, 1996)

                      INVESCO Strategic Portfolios, Inc.
                             (February 29, 1996)

                     INVESCO Tax-Free Income Funds, Inc.
                              (November 1, 1996)

                       INVESCO Treasurer's Series Trust
                                (May 1, 1996)

                             INVESCO Value Trust
                             (December 29, 1995)

                   INVESCO Variable Investment Funds, Inc.
                                (May 1, 1996)


                 Supplement to Prospectuses of the Above Funds
                   Date of Which is Indicated in Parenthesis

      The section of each Fund's Prospectus entitled "The Fund and Its/Their Management" is amended to add the following new paragraph at the beginning of that section:

      On November 4, 1996 an Agreement and Plan of Merger among INVESCO plc, INVESCO Group Services, Inc. ("Services") and AIM Management Group, Inc. ("AIM") was signed under which AIM will be merged with Services. When this merger takes effect, which is expected to occur in the first part of 1997, the above named Funds' Investment Advisory, Sub-Advisory, Distribution, Administrative Services, Transfer Agency, and Rule 12b-1 Agreements (the "Agreements") will automatically terminate. Consummation of this merger is conditioned, among other things, on new Agreements, essentially identical to the existing Agreements, including the provisions governing fees, being presented to, and approved by, the Funds' Boards of Directors/Trustees, and, where necessary, the Funds' shareholders prior to this merger taking effect. The meetings of the Funds' shareholders to consider approving the necessary new Agreements are expected to occur in early 1997. Fund Management anticipates that the key personnel responsible for providing services to the Funds will remain unchanged.

      This supplement is dated November 5, 1996.